UNITED STATES
                                        SECURITIES AND EXCHANGE COMMISSION
                                              Washington, D.C.  20549

                                                    Form 13F-HR

                                                Form 13F COVER PAGE


Report for the Calendar Year of Quarter Ended:   March 31, 1999

Check here if Amendment [     ]; Amendment Number:
     This Amendment (Check only one.):      [   ]    is a restatement.
                                            [   ]    adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          F.W. Thompson Co. Limited
Address:       One St. Clair Avenue West
               Toronto, Canada
               M4V 1K6

Form 13F File Number:  28-7612

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jill Thompson
Title:    Treasurer
Phone:    (416) 515-9500

Signature, Place, and Date of Signing:

/s/ Jill Thompson                      Toronto, Canada                  5/14/99
[Signature]                             [City, State]                     [Date]

Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]      13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]      13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                                               Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                            1

Form 13F Information Table Entry Total:                       23

Form 13F Information Table Value Total:                   $   165,729
                                                              (thousands)


List of Other Included Managers:

None

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                        Item 2:       Item 3:       Item 4:       Item 5:     Item 6:      Item 7:
   Item 1:             Title of        CUSIP         Value       Shares or  Investment      Other                Item 8:
Name of Issuer           Class        Number       (x $1000)      Prn Amt   Discretion    Managers           Voting Authority

                                                                                                      (a) Sole  (b) Shared  (c) None


Alcatel Alsthom           ADR          031904305         19,938     874,000    SOLE                     427,500     446,500

Allegiance Telecom Inc.   COM          01747T102          1,125      45,000    SOLE                      45,000

AXA UAP                   COM          054536107          1,325      20,000    SOLE                      20,000

BankAmerica               COM          06605F102         42,163     597,000    SOLE                     397,000     200,000
Corporation

Battle Mtn Gold Co.       COM          071593107            963     350,000    SOLE                     250,000     100,000

Business Objects SA       ADR          12328X107            891      30,000    SOLE                      30,000

Chase Manhattan Corp.     COM          16161A108         11,790     145,000    SOLE                     145,000

China Southern Air ls     ADR          169409109            681     126,600    SOLE                     126,600
Ltd.

Circus Circus Enterpr     COM          172909103            966      55,000    SOLE                      55,000
Inc.

Ericsson LM Ter Co.     ADR CLB        294821400         21,622     908,000    SOLE                     418,000     490,000
                        SEK 10

First Health Group        COM          320960107          9,447     590,000    SOLE                      90,000     500,000

Freeport McMoran         CL A          35671D105            400      39,000    SOLE                      39,000
Copper & Gold

Ing Groep NV              ADR          456837103          1,099      20,000    SOLE                      20,000

Input/Output Inc.         COM          457652105          2,620     415,000    SOLE                     255,000     160,000

Mattell Inc.              COM          577081102          2,618     105,000    SOLE                     105,000


Merrill Lynch & Co. Inc.  COM          590188108         11,948     135,000    SOLE                     135,000

Morgan Stanley Dean       COM          617446448         16,990     170,000    SOLE                      70,000     100,000
Witter & Co.

Placer Dome Inc.          COM          725906101          1,319      79,000    SOLE                      79,000

Pogo Producing Co.        COM          730448107          1,625     125,000    SOLE                       2,000     123,000

Shared Med Sys Corp.      COM          819486101         13,209     237,200    SOLE                     137,200     100,000

Silicon Graphics Inc.     COM          827056102             89       5,000    SOLE                       5,000

Sola Intl. Inc.           COM          834092108            983      81,500    SOLE                      21,500      60,000

TV Filme                  COM          873071104          1,888      15,100    SOLE                      15,100

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